SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Employees and government authorities	$ 681	$ 362
Accrued expenses	93	169
Other	182	568
Other accounts payable	$ 956	$ 1,099